RISK MANAGEMENT - Schedule of Aging Receivables (Details) - Credit Risk - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 3,833	$ 2,325
Between one and two months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	2,022	264
Between two and three months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	804	849
More than three months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 1,007	$ 1,212